Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 30, 2013
Prospectus Date	Jun. 30, 2013
Osterweis Fund | Investor Class
Risk/Return:
Trading Symbol	OSTFX
Osterweis Strategic Income Fund | Investor Class
Risk/Return:
Trading Symbol	OSTIX
Osterweis Strategic Investment Fund | Investor Class
Risk/Return:
Trading Symbol	OSTVX
Osterweis Institutional Equity Fund | Investor Class
Risk/Return:
Trading Symbol	OSTEX